Labor and social security liabilities	12 Months Ended
Dec. 31, 2021
Labor and Social Security Liabilities [Abstract]
Labor and social security liabilities	Labor and social security liabilities

	2021	2020

Accrued annual payments and related social charges	210,957	142,552
Labor liabilities and related social charges	95,139	111,809
Total labor and social security liabilities	306,096	254,361
Current	273,347	173,103
Non-current	32,749	81,258